Offerings - Offering: 1	Apr. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,269,316
Proposed Maximum Offering Price per Unit	1.1685
Maximum Aggregate Offering Price	$ 1,483,195.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 204.83
Offering Note	(1) This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the common stock as reported on the Nasdaq Capital Market on April 9, 2026. (3) Consists of 1,269,316 shares of common stock issuable upon the exercise of warrants at an exercise price of $1.36 per share.